Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001831868
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	SeaStar Medical Holding Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true